Annual Fund Operating Expenses (Alpha Opportunities Trust)	12 Months Ended
	May 01, 2011
Series I, Alpha Opportunities Trust
Operating Expenses:
Share Class	Series I
Management fee	0.97%	[1]
Distribution and service (12b-1) fees	0.05%
Other Expenses	0.04%
Acquired Fund fees and expenses	0.01%	[2]
Total fund operating expenses	1.07%
Series II, Alpha Opportunities Trust
Operating Expenses:
Share Class	Series II	[3]
Management fee	0.97%	[1]
Distribution and service (12b-1) fees	0.25%
Other Expenses	0.04%
Acquired Fund fees and expenses	0.01%	[2]
Total fund operating expenses	1.27%
Series NAV, Alpha Opportunities Trust
Operating Expenses:
Share Class	Series NAV
Management fee	0.97%	[1]
Distribution and service (12b-1) fees	none
Other Expenses	0.04%
Acquired Fund fees and expenses	0.01%	[2]
Total fund operating expenses	1.02%

[1]	The management fee has been restated to reflect contractual changes to the Advisory Agreement.
[2]	"Acquired Fund Fees and Expenses" are based on the indirect net expenses associated with the fund's investment in underlying funds and are included in "Total Fund Operating Expenses". The Total Fund Operating Expenses shown may not correlate to the fund's ratio of expenses to average net assets shown in the "Financial Highlights" section of the fund prospectus, which does not include Acquired Fund Fees and Expenses.
[3]	For funds and classes that have not commenced operations or have an inception date of less than six months as of December 31, 2010, expenses are estimated.